Fixed Assets	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Fixed Assets

7.    FIXED ASSETS

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Computer equipment	9,764,297	12,520,942	1,932,900
Office building	1,776,651	3,094,551	477,716
Office building related facility, machinery and equipment	577,178	1,593,090	245,931
Vehicles	29,363	31,450	4,855
Office equipment	342,452	433,144	66,866
Leasehold improvements	311,076	302,304	46,668
Construction in progress	1,783,641	682,314	105,331

	14,584,658	18,657,795	2,880,267
Accumulated depreciation	(5,879,294)	(8,030,668)	(1,239,721)

	8,705,364	10,627,127	1,640,546

The Company obtained certain computer servers and equipment by entering into capital leases. The gross amount and the accumulated depreciation of these servers and equipment were RMB224.03 million and RMB122.43 million, respectively, as of December 31, 2014 and RMB224.71 million (US$34.69 million) and RMB174.63 million (US$26.96 million), respectively, as of December 31, 2015. Future minimum lease payments of RMB47.10 million are payable in the amounts of RMB39.66 million, RMB7.10 million, RMB0.34 million, nil and nil in 2016, 2017, 2018, 2019, and 2020, respectively.

Depreciation expense of the fixed assets, including assets under capital leases, was RMB1.64 billion, RMB2.19 billion and RMB2.87 billion (US$442.57 million) for the years ended December 31, 2013, 2014 and 2015, respectively. The Company recognized impairment loss on fixed assets of RMB2.06 million, nil and nil for the years ended December 31, 2013, 2014 and 2015, respectively.